TAXES ON INCOME (Schedule of Effective Income Tax Rate Reconciliation) (Details) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Taxes on Income [Line Items]
Income before taxes on income, as reported in the consolidated statements of income		$ 129,660	$ 144,481	$ 171,410
Statutory tax rate in Israel		24.00%	25.00%	26.50%
Preferred Enterprise benefits	[1]	(16.80%)	(8.90%)	(6.10%)
Changes in valuation allowance		0.00%	1.00%	(0.40%)
Earnings taxed under foreign law		(4.60%)	(7.70%)	(4.00%)
Tax settlements and other adjustments		14.30%	5.80%	1.10%
U.S. Tax Reform one-time adjustment		(23.90%)
Other		(3.50%)	(0.40%)	0.90%
Effective tax rate		(10.50%)	14.80%	18.00%
Basic		$ 2.37	$ 1.96	$ 4.35
Diluted		2.31	1.92	4.22
Approved, Privileged and Preferred Enterprise [Member]
Taxes on Income [Line Items]
Basic		0.36	0.22	0.18
Diluted		$ 0.35	$ 0.21	$ 0.17

[1]	The effect of the benefit resulting from the "Preferred Enterprise" status on net earnings per ordinary share is as follows: